Income Taxes (Schedule of Deferred Tax Assets and Liabilities Reflect in the Balance Sheet) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Other current assets	¥ 254,413	¥ 232,165
Other assets	329,920	358,416
Other current liabilities	(1,466)	(1,470)
Other liabilities	(248,879)	(277,758)
Net deferred tax assets	¥ 333,988	¥ 311,353